Financial derivative liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Disclosure of maturity analysis for derivative financial liabilities [abstract]
Disclosure of detailed information about financial derivative liabilities [Table Text Block]
Total
Balance at December 31, 2018	$111,953
Fair value adjustment when notes were converted into common shares	(111,953)
Fair value of financial derivative liabilities on initial recognition	30,688
Fair value adjustment	(1,225)
Balance at December 31, 2019	29,463
Fair value adjustment	(29,463)
Balance at September 30, 2020	$-